Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 5,395	$ 5,969	$ 3,748
Raw materials, subcontracted work and consulting	1,593	1,742	1,440
Clinical trials	436	495	200
Others	849	917	489
Total	$ 8,273	$ 9,123	$ 5,877